Portfolio of Investments
Columbia Integrated Large Cap Growth Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 12.3%
Entertainment 1.6%
Electronic Arts, Inc.	28,243	3,915,892
Interactive Media & Services 9.7%
Alphabet, Inc., Class A(a)	1,481	3,369,630
Alphabet, Inc., Class C(a)	5,205	11,871,460
Meta Platforms, Inc., Class A(a)	44,505	8,617,948
Total		23,859,038
Media 1.0%
Charter Communications, Inc., Class A(a)	4,689	2,376,995
Total Communication Services		30,151,925
Consumer Discretionary 15.3%
Automobiles 1.8%
Tesla Motors, Inc.(a)	5,637	4,274,311
Diversified Consumer Services 0.9%
Service Corp. International	30,590	2,142,218
Hotels, Restaurants & Leisure 1.0%
Vail Resorts, Inc.	9,637	2,430,548
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	3,680	8,847,419
Multiline Retail 0.9%
Target Corp.	14,258	2,308,085
Specialty Retail 5.8%
AutoZone, Inc.(a)	2,865	5,900,897
Lowe’s Companies, Inc.	8,942	1,746,373
Ulta Beauty, Inc.(a)	11,296	4,779,338
Williams-Sonoma, Inc.	14,047	1,796,892
Total		14,223,500
Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	27,261	2,100,460
NIKE, Inc., Class B	9,971	1,185,053
Total		3,285,513
Total Consumer Discretionary		37,511,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.1%
Beverages 0.5%
Monster Beverage Corp.(a)	14,415	1,284,665
Food Products 1.6%
Hershey Co. (The)	18,374	3,889,959
Total Consumer Staples		5,174,624
Financials 1.8%
Banks 0.8%
U.S. Bancorp	39,003	2,069,889
Insurance 1.0%
Progressive Corp. (The)	19,530	2,331,492
Total Financials		4,401,381
Health Care 10.8%
Biotechnology 5.9%
Exelixis, Inc.(a)	104,385	1,913,377
Horizon Therapeutics PLC(a)	22,362	2,005,648
Neurocrine Biosciences, Inc.(a)	40,292	3,766,899
Vertex Pharmaceuticals, Inc.(a)	24,923	6,695,564
Total		14,381,488
Health Care Equipment & Supplies 0.5%
Tandem Diabetes Care, Inc.(a)	17,096	1,165,434
Health Care Providers & Services 1.8%
DaVita, Inc.(a)	25,543	2,490,187
UnitedHealth Group, Inc.	3,728	1,851,996
Total		4,342,183
Health Care Technology 1.0%
Veeva Systems Inc., Class A(a)	15,398	2,621,664
Pharmaceuticals 1.6%
Eli Lilly & Co.	7,544	2,364,591
Zoetis, Inc.	9,676	1,653,919
Total		4,018,510
Total Health Care		26,529,279
Industrials 8.1%
Aerospace & Defense 0.4%
Axon Enterprise, Inc.(a)	9,907	1,004,174
Columbia Integrated Large Cap Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Growth Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 2.2%
United Parcel Service, Inc., Class B	30,300	5,522,175
Building Products 0.8%
AO Smith Corp.	31,423	1,889,151
Commercial Services & Supplies 1.2%
Waste Management, Inc.	18,132	2,874,103
Machinery 0.7%
Snap-On, Inc.	7,390	1,639,693
Professional Services 1.2%
TransUnion	34,345	2,981,489
Road & Rail 1.6%
Union Pacific Corp.	17,907	3,935,601
Total Industrials		19,846,386
Information Technology 46.1%
Communications Equipment 1.5%
F5, Inc.(a)	4,377	713,626
Motorola Solutions, Inc.	13,692	3,008,680
Total		3,722,306
IT Services 7.0%
FleetCor Technologies, Inc.(a)	12,397	3,084,497
GoDaddy, Inc., Class A(a)	43,174	3,240,209
MasterCard, Inc., Class A	23,779	8,509,791
Visa, Inc., Class A	10,473	2,222,056
Total		17,056,553
Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices, Inc.(a)	12,905	1,314,503
Broadcom, Inc.	14,392	8,349,231
KLA Corp.	5,363	1,956,691
NVIDIA Corp.	34,825	6,502,524
QUALCOMM, Inc.	37,556	5,378,770
Teradyne, Inc.	9,722	1,062,226
Texas Instruments, Inc.	13,900	2,456,964
Total		27,020,909
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 17.7%
Adobe, Inc.(a)	13,228	5,509,198
Autodesk, Inc.(a)	8,155	1,694,201
Crowdstrike Holdings, Inc., Class A(a)	7,966	1,274,481
Dropbox, Inc., Class A(a)	99,411	2,071,725
Fair Isaac Corp.(a)	4,426	1,812,668
Fortinet, Inc.(a)	13,183	3,877,648
Microsoft Corp.	75,676	20,574,034
Palo Alto Networks, Inc.(a)	4,235	2,129,273
ServiceNow, Inc.(a)	9,140	4,272,676
Total		43,215,904
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	146,663	21,829,321
Total Information Technology		112,844,993
Materials 0.5%
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	29,820	1,165,365
Total Materials		1,165,365
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 0.9%
Public Storage	6,759	2,234,796
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A(a)	36,224	3,000,796
Total Real Estate		5,235,592
Total Common Stocks (Cost $153,658,164)		242,861,139

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	2,298,488	2,297,569
Total Money Market Funds (Cost $2,297,569)		2,297,569
Total Investments in Securities (Cost: $155,955,733)		245,158,708
Other Assets & Liabilities, Net		(170,239)
Net Assets		244,988,469

2	Columbia Integrated Large Cap Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Growth Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
BMO Government Money Market Fund, Premier Class†
	4,948,668	64,967,053	(69,915,721)	—	—	—	280	—
Columbia Short-Term Cash Fund, 0.852%
	—	30,920,817	(28,623,248)	—	2,297,569	(645)	6,754	2,298,488
Total	4,948,668			—	2,297,569	(645)	7,034

†	Issuer was not an affiliate at the end of period.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Integrated Large Cap Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT316_08_M01_(07/22)